Other non-current liabilities and employee future benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Other non-current liabilities and employee future benefits	Other non-current liabilities and employee future benefits:

	December 31, 2024	December 31, 2023
Other non-current liabilities	$2,580	$2,337
Employee future benefits	98	(475)
Other non-current liabilities and employee future benefits	$2,678	$1,862
Non-current liabilities: Decommissioning liabilities
A provision for decommissioning liabilities has been recorded for the Corporation’s head office building in Burnaby, British Columbia and is related to estimated site restoration obligations at the end of the lease term. The Corporation has made certain modifications to the leased building to facilitate the manufacturing and testing of its fuel cell products. Consequently, the site restoration obligations relate primarily to dismantling and removing various manufacturing and test equipment and restoring the infrastructure of the leased building to its original state of when the lease was entered into.
19.     Other non-current liabilities and employee future benefits:
Non-current liabilities: Decommissioning liabilities (cont'd)
Due to the long-term nature of the liability, the most significant uncertainty in estimating the provision is the costs that will be incurred. The Corporation has determined a range of reasonably possible outcomes of the total costs for the head office building. In determining the fair value of the decommissioning liabilities, the estimated future cash flows have been discounted at 2.96% per annum (2023 – 3.17%).
The Corporation performed an assessment of the estimated cash flows required to settle the obligations for the building as of December 31, 2024. Based on the assessment, an increase of $373,000 in the provision (2023 - $449,000) was recorded against decommissioning liabilities, in addition to accretion costs of $58,000 (2023 - $43,000) and the effect of movements in exchange rates of ($188,000) (2023 - $40,000).
The net discounted amount of estimated cash flows required to settle the obligation for the building as of December 31, 2024 is $2,580,000 (2023 - $2,337,000) which is expected to be settled at the end of the lease term which was recently extended for another 10 years to 2035.
Employee future benefits

	December 31, 2024	December 31, 2023
Net defined benefit pension plan liability (asset)	$—	$(582)
Net other post-retirement benefit plan liability	98	107
Employee future benefits	$98	$(475)
The Corporation historically maintained a defined benefit pension plan covering existing and former employees in the United States. The benefits under the pension plan were based on years of service and salary levels accrued as of December 31, 2009. In 2009, amendments were made to the defined benefit pension plan to freeze benefits accruing to employees at their respective years of service and salary levels obtained as of December 31, 2009.
During the year ended December 31, 2023, the Corporation completed a settlement agreement with an external party to transfer 100% of its liability for the plan retiree population of the plan. On final settlement, $5,887,000 of the plan assets were distributed to this external party who then assumed the full liability of the retiree group. During the year ended December 31, 2024, the Corporation effectively terminated and wound-down the defined benefit pension plan through the settlement of the remaining plan liability. Surplus assets on termination of $1,489,000 were transferred to the Corporation's defined contribution 401K plan in the U.S.
Certain employees in the United States are also eligible for post-retirement healthcare, life insurance, and other benefits.
The Corporation accrues the present value of its obligations under employee future benefit plans and related costs, net of the present value of plan assets.
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in statement of loss and comprehensive income (loss) is recorded in finance income and other (note 25).
19.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2024	2023	2024	2023	2024	2023
Balance at January 1	$6,703	$14,402	$(7,285)	$(14,054)	$(582)	$348
Included in profit or loss
Current service cost	56	26	—	—	56	26
Interest cost (income)	163	700	(215)	(683)	(52)	17
	219	726	(215)	(683)	4	43
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Financial assumptions	—	113	—	—	—	113
Experience adjustment	(918)	(600)	—	—	(918)	(600)
Return on plan assets excluding interest	—	—	7	(486)	7	(486)
income
Plan expenses	(110)	(54)	110	54	—	—
Settlements	(5,887)	(7,326)	5,887	7,326	—	—
	(6,915)	(7,867)	6,004	6,894	(911)	(973)
Other
Benefits paid	(7)	(558)	7	558	—	—
Transfer of excess assets	—	—	1,489	—	1,489	—
	(7)	(558)	1,496	558	1,489	—
Balance at December 31	$—	$6,703	$—	$(7,285)	$—	$(582)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2024	2023	2024	2023	2024	2023
Balance at January 1	$107	$107	$—	$—	$107	$107
Included in profit or loss
Interest cost	4	5	—	—	4	5
	4	5	—	—	4	5
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Financial assumptions	(4)	1	—	—	(4)	1
Experience adjustment	2	2	—	—	2	2
	(2)	3	—	—	(2)	3
Other
Contributions paid by the employer	—	—	(8)	(8)	(8)	(8)
Benefits paid	(11)	(8)	8	8	(3)	—
	(11)	(8)	—	—	(11)	(8)
Balance at December 31	$98	$107	$—	$—	$98	$107
19.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd):

Included in other comprehensive income (loss)	December 31, 2024	December 31, 2023
Defined benefit pension plan actuarial gain	$911	$973
Other post-retirement benefit plan actuarial gain (loss)	2	(3)
	$913	$970
Pension plan assets comprise:

	2024	2023
Cash and cash equivalents	—%	100%
Equity securities	—%	—%
Debt securities	—%	—%
Total	—%	100%
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2024		2023
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	n/a	5.32%	4.88%	4.67%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2024		2023
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	n/a	5.32%	5.00%	4.67%
Rate of compensation increase	n/a	n/a	n/a	n/a
Impacts of assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31, 2024 including a one-percentage-point change in assumed health care cost trend rates would not have a material impact on the Corporation’s financial statements.